Subsidiaries (Major Subsidiaries of the Group) (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Aug. 23, 2019	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Disclosure of subsidiaries [line items]
Total comprehensive loss/income attributable to non-controlling interests		¥ 11,326		¥ 11,437		¥ (113)
Losses on disposal of subsidiaries		¥ 0		¥ 60,951		¥ (1,622)
Shanghai Petrochemical Investment Development Company Limited ("Toufa") [member]
Disclosure of subsidiaries [line items]
Company		Shanghai Petrochemical Investment Development Company Limited ("Toufa")	Shanghai Petrochemical Investment Development Company Limited ("Toufa")	Toufa	Toufa
Registered capital		¥ 1,000,000		¥ 1,000,000
Percentage of equity directly held by the Company /held by the Group		100.00%	100.00%	100.00%	100.00%
Percentage of equity directly held by non-controlling interests		0.00%	0.00%
Principal activities		Investment management	Investment management	Investment management	Investment management
Shanghai Petrochemical Investment Development Company Limited ("Toufa") [member] | The Company [member]
Disclosure of subsidiaries [line items]
Percentage of equity directly held by the Company /held by the Group		100.00%	100.00%	100.00%	100.00%
China Jinshan Associated Trading Corporation ("Jinmao") [member]
Disclosure of subsidiaries [line items]
Company		China Jinshan Associated Trading Corporation ("Jinmao")	China Jinshan Associated Trading Corporation ("Jinmao")	Jinmao	Jinmao
Registered capital		¥ 25,000		¥ 25,000
Percentage of equity directly held by the Company /held by the Group		67.33%	67.33%	67.33%	67.33%
Percentage of equity directly held by non-controlling interests		32.67%	32.67%	32.67%	32.67%
Principal activities		Import and export of petrochemical products and equipment	Import and export of petrochemical products and equipment	Import and export of petrochemical products and equipment	Import and export of petrochemical products and equipment
China Jinshan Associated Trading Corporation ("Jinmao") [member] | The Company [member]
Disclosure of subsidiaries [line items]
Percentage of equity directly held by the Company /held by the Group		67.33%	67.33%	67.33%	67.33%
Shanghai Jinchang Engineering Plastics Company Limited ("Jinchang") [member]
Disclosure of subsidiaries [line items]
Company		Shanghai Jinchang Engineering Plastics Company Limited ("Jinchang")	Shanghai Jinchang Engineering Plastics Company Limited ("Jinchang")	Jinchang	Jinchang
Registered capital | $			$ 9,154		$ 9,154
Percentage of equity directly held by the Company /held by the Group		74.25%	74.25%	74.25%	74.25%
Percentage of equity directly held by non-controlling interests		25.75%	25.75%	25.75%	25.75%
Principal activities		Production of polypropylene compound products	Production of polypropylene compound products	Production of polypropylene compound products	Production of polypropylene compound products
Shanghai Jinchang Engineering Plastics Company Limited ("Jinchang") [member] | The Company [member]
Disclosure of subsidiaries [line items]
Percentage of equity directly held by the Company /held by the Group		0.00%	0.00%	0.00%	0.00%
Shanghai Golden Phillips Petrochemical Company Limited ("Jinfei") [member]
Disclosure of subsidiaries [line items]
Company		Shanghai Golden Phillips Petrochemical Company Limited ("Jinfei")	Shanghai Golden Phillips Petrochemical Company Limited ("Jinfei")	Jinfei	Jinfei
Registered capital | $			$ 50,000		$ 50,000
Percentage of equity directly held by the Company /held by the Group		100.00%	100.00%	100.00%	100.00%
Percentage of equity directly held by non-controlling interests		0.00%	0.00%	0.00%	0.00%
Principal activities		Production of polyethylene products	Production of polyethylene products	Production of polyethylene products	Production of polyethylene products
Shanghai Golden Phillips Petrochemical Company Limited ("Jinfei") [member] | The Company [member]
Disclosure of subsidiaries [line items]
Percentage of equity directly held by the Company /held by the Group		0.00%	0.00%	0.00%	0.00%
Shanghai Jinshan Trading Corporation ("JMGJ") [member]
Disclosure of subsidiaries [line items]
Company		Shanghai Jinshan Trading Corporation ("JMGJ")	Shanghai Jinshan Trading Corporation ("JMGJ")	JMGJ	JMGJ
Registered capital		¥ 100,000		¥ 100,000
Percentage of equity directly held by the Company /held by the Group		67.33%	67.33%	67.33%	67.33%
Percentage of equity directly held by non-controlling interests		32.67%	32.67%	32.67%	32.67%
Principal activities		Import and export of petrochemical products	Import and export of petrochemical products	Import and export of petrochemical products	Import and export of petrochemical products
Shanghai Jinshan Trading Corporation ("JMGJ") [member] | The Company [member]
Disclosure of subsidiaries [line items]
Percentage of equity directly held by the Company /held by the Group		0.00%	0.00%	0.00%	0.00%
Zhejiang Jinlian Petrochemical Storage and Transportation Co., Ltd. ("Jinlian") [member]
Disclosure of subsidiaries [line items]
Company		Zhejiang Jinlian Petrochemical Storage and Transportation Co., Ltd. ("Jinlian") (a)	Zhejiang Jinlian Petrochemical Storage and Transportation Co., Ltd. ("Jinlian") (a)
Registered capital		¥ 400,000
Percentage of equity directly held by the Company /held by the Group		100.00%	100.00%
Percentage of equity directly held by non-controlling interests		0.00%	0.00%
Principal activities		Trading of petrochemical products	Trading of petrochemical products
Zhejiang Jinlian Petrochemical Storage and Transportation Co., Ltd. ("Jinlian") [member] | The Company [member]
Disclosure of subsidiaries [line items]
Percentage of equity directly held by the Company /held by the Group		0.00%	0.00%
Jinyong [member]
Disclosure of subsidiaries [line items]
Disposed of the proportion of ownership interest in a subsidiary attributable to the entity, due to bankruptcy and liquidation	75.00%